Trade Payables - Summary of Trade Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,781,598	¥ 1,663,487
Trade accounts and notes payable [Member]
Disclosure of financial liabilities [line items]
Trade payables	1,438,658	1,359,175
Other [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 342,940	¥ 304,312